Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000253638 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000253638 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000253638 [Member] | Mastercard Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
C000253638 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000253638 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000253638 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
C000253638 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[1]
C000253638 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[1]
C000253638 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
C000253638 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[1]
C000253638 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000253638 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253638 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253638 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000253638 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000253638 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253638 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000253638 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253638 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000253639 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000253639 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000253639 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000253639 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000253639 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000253639 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000253639 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000253639 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000253639 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000253639 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000253639 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000253639 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000253639 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253639 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253639 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253639 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000253639 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000253639 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000253639 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253639 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000253639 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Amount represents less than .1%.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.